Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Legal proceedings

We are not currently party to any pending litigation or governmental proceedings, other than ordinary routine litigation incidental to our business. While the ultimate impact of any proceedings cannot be predicted with certainly, our management believes that the resolution of any of our pending proceeds will not have a material adverse effect on our financial condition or results of operations.

Environmental matters

We are subject to federal and state laws and regulations relating to the protection of the environment. Environmental risk is inherent in our operations and we could, at times, be subject to environmental cleanup and enforcement actions. We attempt to manage this environmental risk through appropriate environmental policies and practices to minimize any impact our operations may have on the environment.

Regulatory matters

On October 8, 2014, American Midstream (Midla), LLC ("Midla") reached an agreement in principle with its customers regarding the interstate pipeline that traverses Louisiana and Mississippi in order to provide continued service to its customers while addressing safety concerns with the existing pipeline.

On April 16, 2015, FERC approved the stipulation and agreement (the “Midla Agreement”) relating to the October 8, 2014 regulatory matter and allowing Midla to retire the existing 1920’s pipeline and replace it with the Midla-Natchez Line to serve existing residential, commercial, and industrial customers. Under the Midla Agreement, customers not served by the new Midla-Natchez Line will be connected to other interstate or intrastate pipelines, other gas distribution systems, or offered conversion to propane service. On June 29, 2015, the Partnership filed with FERC for authorization to construct the Midla-Natchez pipeline, which was approved on December 17, 2015. Construction commenced in the second quarter of 2016 with service expected to begin in the first six months of 2017. Under the Midla Agreement, Midla plans to execute long-term agreements seeking to recover its investment in the Midla-Natchez Line.

Exit and disposal costs

On March 9, 2016, management committed to a corporate headquarters relocation plan and communicated that plan to the impacted employees. The plan included relocation assistance or one-time termination benefits for employees who rendered service until their respective termination dates. Charges associated with these termination benefits, which totaled $9.1 million were recognized ratably over the requisite service period and are presented in Corporate expenses in our consolidated statements of operations. At December 31, 2016, payments under the plan had been completed.

Commitments and contractual obligations

The Partnership had the following non-cancelable contractual commitments as of December 31, 2016:

	Revolving Credit Agreements	3.77% Senior Notes	8.50% Senior Notes (1)	Asset Retirement Obligation (2)	Other	Total
	(in thousands)
2017	$—	$1,677	$—	$6,499	$9,869	$18,045
2018	—	806	—	—	6,331	7,137
2019	888,250	2,233	—	—	5,079	895,562
2020	—	2,299	—	—	2,905	5,204
2021	—	4,430	300,000	—	2,253	306,683
Thereafter	—	48,555	—	44,363	17,991	110,909
	$888,250	$60,000	$300,000	$50,862	$44,428	$1,343,540

(1) Upon closing of the JPE Merger, the proceeds from the 8.50% Senior Notes were used to repay the JPE Credit Agreement.
(2) In some cases, there is insufficient information to reasonably determine the timing and/or method of settlement for purposes of estimating the fair value of the asset retirement obligation. In these cases, the asset retirement obligation cost is considered indeterminate because there is no data or information that can be derived from past practice, industry practice, management's experience, or the asset's estimated economic life.

For the years ended December 31, 2016, 2015 and 2014, total rental expenses were $19.5 million, $17.7 million, and $10.6 million, respectively.